PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2018 USD ($) year	Sep. 12, 2018 USD ($)	Dec. 31, 2017 USD ($) year	Dec. 31, 2018 USD ($) plan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of defined benefit plans [line items]
Company percent contribution of each participant's eligible salary				4.00%
Expense related to the defined contribution plans				$ 3,471	$ 4,699	$ 4,631
Deferred compensation plan liabilities	$ 2,600		$ 900	2,600	900
Net tax benefit				$ (9,802)	$ (13,049)	$ (19,569)
Amount of equity and fixed income instruments held in mutual funds or exchange traded funds	100.00%		80.00%	100.00%	80.00%
United States
Disclosure of defined benefit plans [line items]
Net tax benefit				$ 1,300
Pension Plans
Disclosure of defined benefit plans [line items]
Expected employer contributions				$ 1,300
US plans
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan				3
Employer contributions		$ 11,300
Weighted average duration of defined benefit obligation | year	12		13
Canadian plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	17.8		19
Other Plans
Disclosure of defined benefit plans [line items]
Expected employer contributions				$ 200
Top of range | SERPs
Disclosure of defined benefit plans [line items]
Annual pension benefit				600
Bottom of range | SERPs
Disclosure of defined benefit plans [line items]
Annual pension benefit				200
Corporate-owned Life Insurance Held in Rabbi Trust
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	$ 2,400		$ 1,000	$ 2,400	$ 1,000